UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

DWS World Dividend Fund
	Shares	Value ($)
Common Stocks 99.1%
Australia 5.7%
Metcash Ltd.	1,165,975	5,325,702
Woodside Petroleum Ltd.	85,271	3,593,429
WorleyParsons Ltd.	176,420	5,333,058

(Cost $12,464,302)		14,252,189
Belgium 1.1%
Belgacom (Cost $2,768,831)	80,822	2,814,471
Bermuda 1.4%
PartnerRe Ltd. (Cost $3,455,515)	50,730	3,389,779
Canada 13.5%
Bank of Nova Scotia (a)	65,401	3,708,646
Canadian National Railway Co.	54,590	4,093,179
Canadian Natural Resources Ltd.	130,710	5,277,923
Enbridge, Inc. (a)	123,194	4,044,791
Franco-Nevada Corp.	70,502	2,947,883
Telus Corp.	90,153	4,962,213
Toronto-Dominion Bank (a)	46,850	3,750,648
TransCanada Corp.	123,687	5,196,291

(Cost $29,781,065)		33,981,574
Finland 3.3%
Fortum Oyj	111,445	2,941,817
Sampo Oyj "A"	179,276	5,451,307

(Cost $7,064,009)		8,393,124
France 6.9%
Air Liquide SA	29,584	4,054,166
France Telecom SA	272,511	5,628,002
Sanofi	44,778	3,476,035
Vivendi	170,189	4,058,451

(Cost $15,621,431)		17,216,654
Germany 5.6%
E.ON AG	112,502	3,105,481
Rhoen-Klinikum AG (a)	308,532	7,687,967
Wincor Nixdorf AG	52,849	3,307,847

(Cost $13,767,367)		14,101,295
Italy 2.1%
Snam Rete Gas SpA (Cost $4,395,198)	894,997	5,167,243
Japan 1.9%
NTT DoCoMo, Inc. (Cost $4,314,338)	2,616	4,804,650
Korea 1.1%
SK Telecom Co., Ltd. (ADR) (a) (Cost $3,053,359)	170,261	2,710,555
Netherlands 6.3%
Koninklijke (Royal) KPN NV	323,941	4,624,015
Koninklijke Philips Electronics NV	149,911	3,733,469
Unilever NV (CVA)	137,992	4,486,987
Wolters Kluwer NV (a)	146,927	3,040,712

(Cost $16,093,876)		15,885,183
Singapore 1.2%
Singapore Post Ltd. (Cost $2,954,078)	3,328,000	3,026,498
Switzerland 7.0%
Nestle SA (Registered)	75,791	4,821,383
Novartis AG (Registered)	48,118	2,949,757
Roche Holding AG (Genusschein)	31,212	5,594,663
Transocean Ltd. (b)	69,729	4,292,517

(Cost $14,684,431)		17,658,320
Taiwan 3.0%
Chunghwa Telecom Co., Ltd. (ADR)	87,756	3,050,399
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	368,304	4,552,237

(Cost $6,614,509)		7,602,636
United Kingdom 11.7%
BAE Systems PLC	652,260	3,236,502
British American Tobacco PLC	147,005	6,775,215
Imperial Tobacco Group PLC	112,876	3,907,819
National Grid PLC	436,634	4,283,203
Pearson PLC	198,460	3,805,516
Smiths Group PLC	211,369	3,917,809
Vodafone Group PLC	1,268,000	3,573,198

(Cost $25,136,693)		29,499,262
United States 27.3%
Air Products & Chemicals, Inc.	40,172	3,564,462
Altria Group, Inc.	181,324	4,768,821
AT&T, Inc.	92,230	2,698,650
Automatic Data Processing, Inc.	58,273	3,000,477
Bemis Co., Inc. (a)	106,418	3,362,809
ConocoPhillips	108,956	7,843,742
Diebold, Inc.	156,713	4,739,001
EOG Resources, Inc. (a)	38,681	3,945,462
Exelon Corp.	76,950	3,391,186
FirstEnergy Corp.	75,227	3,358,886
Genuine Parts Co.	54,610	2,903,068
Intel Corp.	289,779	6,470,765
PepsiCo, Inc.	82,949	5,312,054
Sealed Air Corp.	150,624	3,242,935
Sonoco Products Co.	101,783	3,262,145
UGI Corp.	119,350	3,616,305
VF Corp. (a)	26,348	3,077,446

(Cost $64,057,593)		68,558,214

Total Common Stocks (Cost $226,226,595)		249,061,647
Securities Lending Collateral 9.5%
Daily Assets Fund Institutional, 0.13% (c) (d) (Cost $23,801,038)	23,801,038	23,801,038
Cash Equivalents 0.3%
Central Cash Management Fund, 0.12% (c) (Cost $739,700)	739,700	739,700

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $250,767,333) †	108.9	273,602,385
Other Assets and Liabilities, Net	(8.9)	(22,406,445)

Net Assets	100.0	251,195,940

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $256,420,309.  At July 31, 2011, net unrealized appreciation for all securities based on tax cost was $17,182,076.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,453,880 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,271,804.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2011 amounted to $22,739,630 which is 9.1% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen

At July 31, 2011 the DWS World Dividend Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Energy	39,527,213	15.9%
Consumer Staples	35,397,981	14.2%
Telecommunication Services	34,866,153	14.0%
Utilities	25,864,121	10.4%
Information Technology	22,070,327	8.9%
Materials	20,434,400	8.2%
Health Care	19,708,422	7.9%
Industrials	18,007,457	7.2%
Consumer Discretionary	16,885,193	6.8%
Financials	16,300,380	6.5%
Total	249,061,647	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$14,252,189	$—	$14,252,189
Belgium	—	2,814,471	—	2,814,471
Bermuda	3,389,779	—	—	3,389,779
Canada	33,981,574	—	—	33,981,574
Finland	—	8,393,124	—	8,393,124
France	—	17,216,654	—	17,216,654
Germany	—	14,101,295	—	14,101,295
Italy	—	5,167,243	—	5,167,243
Japan	—	4,804,650	—	4,804,650
Korea	2,710,555	—	—	2,710,555
Netherlands	—	15,885,183	—	15,885,183
Singapore	—	3,026,498	—	3,026,498
Switzerland	4,292,517	13,365,803	—	17,658,320
Taiwan	7,602,636	—	—	7,602,636
United Kingdom	—	29,499,262	—	29,499,262
United States	68,558,214	—	—	68,558,214
Short-Term Investments(e)	24,540,738	—	—	24,540,738
Total	$145,076,013	$128,526,372	$—	$273,602,385

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS World Dividend Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011